Business Combinations - Additional Information (Detail) $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Jan. 31, 2020 CAD ($)	Jan. 31, 2019 CAD ($)	Aug. 01, 2019 CAD ($)	Aug. 01, 2019 AUD ($)	Aug. 28, 2018 CAD ($)	Aug. 28, 2018 USD ($)	Jun. 28, 2018 CAD ($)	Jun. 28, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Revenue acquired		$ 94.9
Expected Increase In Revenue As Part Of Acquisition		104.0
Reduction in non-controlling interest	$ 19.4
Non-controlling interests [member]
Disclosure of detailed information about business combination [line items]
Revenue acquired	39.6
Expected Increase In Revenue As Part Of Acquisition	28.0
General and administrative expenses [member]
Disclosure of detailed information about business combination [line items]
Acquisition-related costs		$ 2.7
General and administrative expenses [member] | Non-controlling interests [member]
Disclosure of detailed information about business combination [line items]
Acquisition-related costs	$ 0.9
Alumacraft [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired							100.00%	100.00%
Purchase consideration paid in cash							$ 80.9	$ 61.0
Triton [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					100.00%	100.00%
Purchase consideration paid in cash					$ 97.4	$ 75.0
Telwater [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			80.00%	80.00%
Purchase consideration paid in cash			$ 113.2	$ 120.8